UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23059

CLOUGH FUNDS TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1000, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

303.623.2577

(Registrant’s telephone number, including area code)

Sareena Khwaja-Dixon, Secretary

Clough Funds Trust

1290 Broadway, Suite 1000

Denver, CO 80203

(Name and address of agent for service)

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2021 - April 30, 2022

Item 1.	Report to Stockholders.

(a)

Clough
Capital Partners

SEMI-ANNUAL REPORT

APRIL 30, 2022

CLOUGH FUNDS TRUST

CLOUGH GLOBAL LONG/SHORT FUND

Clough Global Long/Short Fund	Table of Contents

Shareholder Letter	2
Portfolio Performance	4
Disclosure of Fund Expenses	7
Statement of Investments	8
Statement of Assets and Liabilities	12
Statement of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	15
Notes to Financial Statements	19
Additional Information	29
Investment Advisor Agreement Approval	30

Clough Global Long/Short Fund	Shareholder Letter

April 30, 2022 (Unaudited)

To Our Investors,

For the semi-annual period ending April 30, 2022, the Clough Global Long/Short Fund (the “Fund”) had a net return of -18.57% for Class I, compared to -11.43% for the MSCI ACWI Index and -8.56% for the HFRI Equity Hedge (Total) Index for the same period. See performance table below for the performance of all other share classes.

Top 5 Contributors and Detractors for the Fund’s First Fiscal Half of the Year

The top contributor to performance for the first six months of the fiscal year was a long position in iRhythm Technologies Inc., a medical device company focused on cardiac monitoring, that gained on positive reimbursement news. Checkmate Pharmaceuticals Inc., a clinical stage immunotherapy company, that announced it will be acquired by Regeneron Pharmaceuticals Inc. in a $250 million all cash deal. Three short positions in Rivian Automotive Inc., a fledgling producer of electric vehicle (“EV”) trucks, Zscaler Inc., a security software company and MongoDB Inc., a next generation database company, also contributed to performance, as interest rates moved higher and the lofty company valuations proved to be unsustainable.

Two of the weakest holdings to start the year were BYD Co Ltd. and Contemporary Amperex Technology Co Ltd. Both are leading battery makers for electric vehicles in China that struggled as continued COVID-related shutdowns in China lead to a decline in sales and production. Amazon.com Inc. suffered sharp declines as concerns regarding investment in its retail operations trumped its strong results in Amazon Web Services. Finally, C4 Therapeutics Inc., a biotechnology company, and Redwood Trust Inc., a leading prime jumbo mortgage lender, rounded out the bottom five.

New Themes Added in the Fund’s First Fiscal Half of the Year

DEFENSE AEROSPACE

During the period we added new positions in Northrop Grumman Corp. and Lockheed Martin Corp. to the position in Raytheon Technologies Corp. we already held in the Fund. Defense stocks have been underperforming for years, reflecting a long period of underinvestment in our armed forces which began around the time of the fall of the former Soviet Union. One indication of our declining military proficiency is the number of hours per week flown by U.S. fighter pilots, which have fallen from the 60-70 norm to 10 hours per week according to a Wall Street Journal report. Few new aircraft have been developed over the past few decades. Only the F-35 fighter aircraft and an undetermined number of B-21 bombers are entering western fleets in large numbers. So, a defense investment cycle was perhaps inevitable, but Russia’s invasion of Ukraine likely brought it forward. Shortages of military platforms such as submarines, naval vessels, aircraft and land vehicles has become extreme at a time of growing geopolitical threats which can no longer be ignored. Demand comes not only from the need to supply U.S. forces, but those of Europe and Asian nations like Japan and Korea, as well.

Defense stocks tend to carry a premium multiple to the S&P 500 Index because they are backlogged businesses making operating results easier to predict, and they also typically have strong balance sheets and high cashflows. Free cash flow yields average 7-9% annually. We anticipate a move down to 5% or so as new programs are authorized.

Raytheon Technologies currently remains our largest holding in the sector. The company has a leading position in both commercial and military aerospace and space technologies. Its subsidiaries hold dominant and highly profitable positions in flight control systems (Collins Aerospace) and aircraft engines (Pratt and Whitney, whose engines hold the largest percentages on the A-320 neo). The company also sports a defense systems business with leading technologies in hyper sonics, as well as cyber missile defense systems. We also expect further synergies will continue to arise from the company’s 2020 merger with United Technologies.

ENERGY

Years of underinvestment in fossil fuel energy has caused global oil supplies to fall short of demand. That has taken inventories from the highest to the lowest level in over 30 years, according to Alpine Macro Research. So, the reality of actual shortages is only now becoming apparent. There have been little institutional capital flows into energy and despite the recent rally the sector only accounts for 4.2% of S&P 500 Index market capitalization. Since January 2020, domestic crude prices have increased by 50% while Henry Hub natural gas prices have tripled. Our focus is in the energy services and LNG sectors.

What is new in the present experience is the absence of any buffer of spare capacity in the energy system. During the energy crises of 1973 and 1979, the Organization of the Petroleum Exporting Countries (“OPEC”) maintained several million barrels per day of spare oil pumping capacity. That buffer fell to 2 million barrels a day in 2008, even as oil hit $145 per barrel. Now, that excess capacity is gone. For the past 15 years, nearly 90% of total non-OPEC oil production growth has come from U.S. shale operations. But that supply seems to be peaking and early signs of resource exhaustion are noticeable. The best drilling prospects have already been drilled and many fields are now declining. Since late 2019 production in the U.S. has declined by 1.5 million barrels a day. There is no other source of non-OPEC oil production available. Iran and Iraq may have a modest amount of excess capacity, but they have been producing close to as much as they can. Russia’s invasion of Ukraine simply brought these issues forward.

2	www.cloughglobal.com

Clough Global Long/Short Fund	Shareholder Letter

April 30, 2022 (Unaudited)

It appears to us that a new cycle of energy exploration will be required and since the oil service and equipment industry has been consolidating for two decades pricing and profitability in this new cycle should be very strong.

The natural gas investment cycle could be even stronger. Global demand is strong, and a cold European 2020-2021 winter drove European inventories to dangerously low levels. Ample shale gas in the U.S. has already led to a U.S. liquid natural gas export boom and so far, this has occurred while leaving the U.S. market well supplied. But that could change since the best wells have been drilled and the two earliest gas shale basins (Barnett and Fayetteville) have rolled over and are now running 60% below their peak production levels. The Fund currently holds a position in Cheniere Energy, Inc. the largest LNG producer and transportation company.

FIXED INCOME

The Fund is currently conservatively positioned due to the extreme volatility in the markets. Rather than hold a significant amount in cash sweep vehicles that pay very little in interest, the Fund has invested in two to three-year investment grade corporate bonds that yield between three and four percent. We view this as an attractive return for taking very little interest rate risk while waiting out very choppy markets.

The year so far has been a challenge, but we believe that over the summer inflationary pressures may reverse, perhaps sharply, and the markets’ perception of central bank policies will shift towards a more bullish liquidity stance. However, there is no upside to trying to anticipate when that may occur so we will sustain a conservative stance until the backdrop has unquestionably turned more bullish.

As always, please don’t hesitate to reach out to us with any questions or comments.

Sincerely,

Charles I. Clough, Jr.	Robert M. Zdunczyk

Semi-Annual Report | April 30, 2022	3

Clough Global Long/Short Fund	Portfolio Performance

April 30, 2022 (Unaudited)

Performance (as of April 30, 2022)

	6 Month	1 Year	3 Year	5 Year	Since Inception(a)
Class I - NAV	-18.57%	-18.30%	3.17%	4.06%	2.76%
Investor Class - NAV	-18.71%	-18.54%	2.89%	3.77%	2.46%
Class A – NAV	-18.76%	-18.48%	2.89%	3.77%	2.46%
Class A - MOP	-23.22%	-22.97%	0.95%	2.61%	1.67%
Class C - NAV	-18.93%	-19.10%	2.16%	3.04%	1.80%
Class C - CDSC	-19.62%	-19.79%	2.16%	3.04%	1.80%
MSCI All Country World Index(b)	-11.45%	-5.04%	9.93%	10.00%	8.88%
HFRI Equity Hedge (Total) Index(c)	-8.56%	-5.85%	8.14%	6.81%	5.87%

The performance data quoted represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the performance quoted. Investment return and principal value of an investment will fluctuate so that an investor's shares, when sold, may be worth more or less than the original cost. Performance reflects the deduction of management fees and other applicable expenses and includes reinvested distributions and capital gains. The Fund imposes a 2.00% redemption fee on shares held for less than 30 days. Performance shown does not reflect the redemption fee, which, if reflected, would reduce the performance quoted. For the most current month-end performance data please call 1-855-425-6844.

Maximum Offering Price (MOP) for Class A shares includes the Fund's maximum sales charge of 5.50%. Contingent Deferred Sales Charge (CDSC) performance for Class C shares includes a 1.00% CDSC on Class C shares redeemed within 12 months of purchase. Performance shown at Net Asset Value (NAV) does not include these sales charges.

(a)	The performance data quoted for periods prior to October 1, 2015 is that of an unregistered investment fund (the “Predecessor Fund”) that was managed by Clough Capital Partners L.P. (the “Adviser” or “Clough Capital”) and was reorganized into the Fund as of the date the Fund commenced investment operations. The Predecessor Fund was not a registered mutual fund and therefore was not subject to the same investment and tax restrictions as the Fund. Performance information reflects all fees and expenses incurred by the Predecessor Fund and has not been adjusted to reflect Fund expenses. If it had been so adjusted, the Predecessor Fund's performance might have been higher or lower for a given period depending on the amount of such expenses incurred for any given period. Performance information for Investor Class, Class A and Class C have been adjusted to reflect 12b-1 fees and shareholder services fees, as applicable. The Predecessor Fund commenced operations on January 2, 2015.

(b)	The MSCI All Country World Index is a float-adjusted, capitalization weighted index that is designed to measure the equity market performance of the full opportunity set of large- and mid-cap stocks across 23 developed and 24 emerging markets. The index reflects the reinvestment of dividends. The MSCI information may only be used for your internal use, may not be reproduced or re-disseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaim all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages (www.msci.com).

(c)	The HFRI Equity Hedge (Total) Index is an index designed by Hedge Fund Research, Inc. to represent the performance of investment managers who maintain positions both long and short in primarily equity and equity derivative securities. The index reflects the reinvestment of dividends. A wide variety of investment processes can be employed by such managers to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. The HFRI family of indices reserves the right to revise historical performance data for a period of up to four months following the as of date. The performance shown was calculated using current, available data at the time of publication, but is subject to change outside of the control of the Fund and its affiliates.

Total returns for periods greater than one year are annualized.

The performance of the indices referenced herein is used for informational purposes only. One cannot invest directly in an index. Indices are not subject to any of the fees, allocations or expenses to which the Fund is subject, and there are significant differences between the Fund's investments and the components of the indices referenced herein.

4	www.cloughglobal.com

Clough Global Long/Short Fund	Portfolio Allocation

April 30, 2022 (Unaudited)

Performance of $1,000,000 Initial Investment (as of April 30, 2022)

The graph shown above represents historical performance of a hypothetical investment of $1,000,000 in the Fund since inception. The historical performance prior to October 1, 2015 is that of the Predecessor Fund. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Top Ten Long Holdings (as a % of Net Assets)(a)
Microsoft Corp.	3.76%
Apple, Inc.	3.12%
Starwood Property Trust, Inc.	2.84%
Raytheon Technologies Corp.	2.68%
Royal Caribbean Cruises Ltd.	2.14%
Airbus SE	2.12%
Carnival Corp.	2.01%
TransDigm Group, Inc.	2.00%
Redwood Trust, Inc.	1.84%
Visa, Inc. - Class A	1.83%
Top Ten Holdings	24.34%

(a)	Holdings are subject to change without notice. Top Ten Long Holdings includes equity and equity-related securities only. The exposure figures include notional value of swaps.

Semi-Annual Report | April 30, 2022	5

Clough Global Long/Short Fund	Portfolio Allocation

April 30, 2022 (Unaudited)

Sector Allocation (as a % of Net Assets)(a)	Long	Short	Gross	Net
Fixed Income	29.57%	0.00%	29.57%	29.57%
Information Technology	15.06%	-3.38%	18.44%	11.68%
Industrials	11.80%	-1.42%	13.22%	10.38%
Consumer Discretionary	10.67%	-2.06%	12.73%	8.61%
Health Care	9.57%	-2.08%	11.65%	7.48%
Financials	8.16%	-1.47%	9.63%	6.69%
Energy	5.74%	0.00%	5.74%	5.74%
Communication Services	0.90%	-0.38%	1.28%	0.52%
Hedges	0.23%	-1.62%	1.85%	-1.39%
Total Investments	91.70%	-12.41%	104.11%	79.28%

Region Allocation (as a % of Net Assets)(a)	Long	Short	Gross	Net
United States	56.96%	-5.90%	62.86%	51.05%
Multinational(b)	25.73%	-4.41%	30.14%	21.32%
Europe	6.44%	-0.76%	7.20%	5.68%
Other - Developed Markets	2.57%	0.00%	2.57%	2.57%
Other - Emerging Markets	0.00%	-1.34%	1.34%	-1.34%
Total Investments	91.70%	-12.41%	104.11%	79.28%

(a)	Holdings are subject to change without notice. The exposure figures reported include the market value of futures, notional value of swaps and do not include cash holdings.
(b)	Multinational companies include those organized or located in the United States that have more than 50% of revenues derived outside of the United States.

6	www.cloughglobal.com

Clough Global Long/Short Fund	Disclosure of Fund Expenses

April 30, 2022 (Unaudited)

Examples. As a shareholder of the Clough Global Long/Short Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including applicable redemption fees and sales charges (loads); and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on November 1, 2021 and held through April 30, 2022.

Actual Expenses. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period November 1, 2021 and held through April 30, 2022” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table below is useful in comparing ongoing costs only and may not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/01/21	Ending Account Value 4/30/22	Expense Ratio(a)(b)	Expenses Paid During period 11/01/21 - 4/30/22(c)

Clough Global Long/Short Fund
Class I
Actual	$ 1,000.00	$ 814.30	1.49%	$ 6.70
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,017.41	1.49%	$ 7.45
Investor Class
Actual	$ 1,000.00	$ 812.90	1.78%	$ 8.00
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,015.97	1.78%	$ 8.90
Class A
Actual	$ 1,000.00	$ 812.40	1.83%	$ 8.22
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,015.72	1.83%	$ 9.15
Class C
Actual	$ 1,000.00	$ 810.70	2.47%	$11.09
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,012.55	2.47%	$12.33

(a)	Expense ratio excluding interest expense and dividends paid on borrowed securities for the Clough Global Long/Short Fund is 1.25%, 1.55%, 1.60%, and 2.25% for Class I, Investor Class, Class A, and Class C, respectively.
(b)	Annualized, based on the Fund's most recent fiscal half year expenses.
(c)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year 181/365 (to reflect the half-year period).

Semi-Annual Report | April 30, 2022	7

Clough Global Long/Short Fund	Statement of Investments

April 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS 59.70%
Communication Services 0.90%
Alphabet, Inc. - Class C(a)	224	$515,050

Consumer Discretionary 10.67%
Amazon.com, Inc.(a)	402	999,223
Booking Holdings, Inc.(a)	393	868,652
Carnival Corp.(a)(b)	66,300	1,146,990
DR Horton, Inc.	11,900	828,121
Lennar Corp. - Class A	9,340	714,417
Royal Caribbean Cruises Ltd.(a)(b)	15,660	1,217,252
Tesla, Inc.(a)	345	300,412
		6,075,067

Energy 4.33%
Cheniere Energy, Inc.	4,500	611,145
Exxon Mobil Corp.	10,900	929,225
Kinder Morgan, Inc.	51,100	927,465
		2,467,835

Financials 8.16%
Equitable Holdings, Inc.(b)	15,900	458,397
First American Financial Corp.	16,730	975,526
Redwood Trust, Inc.(b)	108,100	1,048,570
Starwood Property Trust, Inc.	70,600	1,615,328
Walker & Dunlop, Inc.	4,580	548,501
		4,646,322

Health Care 9.57%
Acadia Healthcare Co., Inc.(a)	2,580	175,130
Arcellx, Inc.(a)	39,104	427,407
C4 Therapeutics, Inc.(a)	14,000	119,980
Community Health Systems, Inc.(a)	25,700	197,119
CRISPR Therapeutics AG(a)	7,721	383,116
Doximity, Inc. - Class A(a)	7,950	316,966
Hologic, Inc.(a)	4,940	355,631
iRhythm Technologies, Inc.(a)	1,390	171,484
Legend Biotech Corp. - ADR(a)	4,600	184,690
Pfizer, Inc.	15,700	770,399
Stryker Corp.	1,130	272,624
Surgery Partners, Inc.(a)	10,000	511,600
Tenet Healthcare Corp.(a)	9,020	654,040
UnitedHealth Group, Inc.	835	424,639
Veracyte, Inc.(a)	6,785	138,889
Zimmer Biomet Holdings, Inc.	2,850	344,138
		5,447,852

Industrials 11.01%
Airbus SE	10,860	1,209,149
The Boeing Co.(a)	6,190	921,319
Hertz Global Holdings, Inc.(a)	12,300	246,738
Lockheed Martin Corp.	1,060	458,047
Northrop Grumman Corp.	1,750	768,950

	Shares	Value
Industrials (continued)
Raytheon Technologies Corp.	16,090	$1,527,102
TransDigm Group, Inc.(a)	1,912	1,137,277
		6,268,582

Information Technology 15.06%
Apple, Inc.	11,280	1,778,292
GoDaddy, Inc. - Class A(a)	7,200	581,832
Lumentum Holdings, Inc.(a)	3,200	259,872
Microsoft Corp.	7,711	2,139,957
NVIDIA Corp.	4,325	802,158
Palo Alto Networks, Inc.(a)	1,535	861,565
ServiceNow, Inc.(a)	1,100	525,910
Square, Inc. - Class A(a)	5,850	582,309
Visa, Inc. - Class A	4,890	1,042,206
		8,574,101

TOTAL COMMON STOCKS
(Cost $35,089,389)		33,994,809

EXCHANGE TRADED FUNDS 1.41%
VanEck Vectors® Oil Services ETF	3,040	801,830

TOTAL EXCHANGE TRADED FUNDS
(Cost $787,495)		801,830

WARRANTS 0.80%(a)
Hertz Global Holdings, Inc., Strike Price $13.80, Expires 6/30/2051	32,285	451,990

TOTAL WARRANTS
(Cost $537,523)		451,990

Underlying Security/Expiration Date/
Exercise Price/Notional Amount	Contracts	Value
PURCHASED OPTIONS 0.23%
Put Options Purchased 0.23%
S&P 500® Index
05/20/22, $4,150, $4,545,123	11	131,725

Total Put Options Purchased
(Cost $174,444)		131,725

Description/Maturity Date/Rate	Principal Amount	Value
CORPORATE BONDS 11.26%
Consumer Staples
Coca-Cola Co.
09/06/2024, 1.750%	$750,000	735,601
JDE Peet's NV
01/15/2027, 1.375%(c)(d)	500,000	436,762
Nestle Holdings, Inc.
01/14/2027, 1.150%(c)(d)	500,000	451,723

See Notes to the Financial Statements.

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Clough Global Long/Short Fund	Statement of Investments

April 30, 2022 (Unaudited)

Description/Maturity Date/Rate	Principal Amount	Value
CORPORATE BONDS (continued)
Unilever Capital Corp.
08/12/2024, 0.626%	$750,000	$709,682
		2,333,768

Financials
Bank of Montreal
01/10/2025, 1.500%	500,000	474,568
Bank of Nova Scotia
02/11/2024, 3.400%	500,000	500,983
Nationstar Mortgage Holdings, Inc.
11/15/2031, 5.750%(c)(d)	500,000	444,428
Royal Bank of Canada
11/01/2024, 2.250%	500,000	485,819
		1,905,798

Industrials
American Airlines 2014-1 Class A Pass Through Trust
10/01/2026, 3.700%	240,117	228,949
Siemens Financieringsmaatschappij NV
03/11/2024, 0.650%(c)(d)	500,000	477,946
		706,895

Information Technology
Apple, Inc.
09/11/2024, 1.800%	1,500,000	1,466,656

TOTAL CORPORATE BONDS
(Cost $6,664,637)		6,413,117

CONVERTIBLE CORPORATE BONDS 2.11%
Financials
Redwood Trust, Inc.
08/15/2023, 4.750%	278,000	275,724
Starwood Property Trust, Inc.
04/01/2023, 4.375%	923,000	926,461
		1,202,185

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $1,202,245)		1,202,185

GOVERNMENT & AGENCY OBLIGATIONS 16.19%
U.S. Treasury Notes
12/31/2023, 0.750%(b)	4,000,000	3,878,125
01/31/2024, 0.875%	2,000,000	1,939,531
03/15/2025, 1.750%	3,000,000	2,906,484

Description/Maturity Date/Rate	Principal Amount	Value
GOVERNMENT & AGENCY OBLIGATIONS (continued)
01/31/2026, 2.625%	500,000	$494,395

TOTAL GOVERNMENT & AGENCY OBLIGATIONS
(Cost $9,354,084)		9,218,535

	Shares	Value
SHORT-TERM INVESTMENTS 3.13%
Money Market Funds 3.13%
BlackRock Liquidity Funds, T-Fund Portfolio Institutional Class
(0.296% 7-day yield)	1,782,603	1,782,603
		1,782,603

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,782,603)		1,782,603

Total Investments - 94.83%
(Cost $55,592,420)		53,996,794

Other Assets in Excess of Liabilities - 5.17%(e)		2,945,490

NET ASSETS - 100.00%		$56,942,284

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS (10.00%)
Communication Services (0.38%)
Sea, Ltd. - ADR(a)	(2,610)	(216,004)

Consumer Discretionary (2.06%)
CarMax, Inc.(a)	(6,600)	(566,148)
QuantumScape Corp.(a)	(18,800)	(280,872)
Rivian Automotive, Inc. - Class A(a)	(10,700)	(323,568)
		(1,170,588)

Financials (1.46%)
Deutsche Bank AG(a)	(44,000)	(434,720)
Rocket Cos., Inc.(a)	(36,800)	(325,680)
UWM Holdings Corp.(a)	(19,900)	(73,829)
		(834,229)

Health Care (1.29%)
ABIOMED, Inc.(a)	(500)	(143,290)
Atara Biotherapeutics, Inc.(a)	(7,100)	(45,156)
Bluebird Bio, Inc.(a)	(14,400)	(52,272)
Deciphera Pharmaceuticals, Inc.(a)	(12,200)	(123,464)
Envista Holdings Corp.(a)	(9,300)	(368,466)
		(732,648)

See Notes to the Financial Statements.

Semi-Annual Report | April 30, 2022	9

Clough Global Long/Short Fund	Statement of Investments

April 30, 2022 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT (continued)	Shares	Value
Industrials (1.42%)
Snap-on, Inc.(a)	(3,800)	$(807,462)

Information Technology (3.39%)
International Business Machines Corp.(a)	(3,200)	(423,072)
MongoDB, Inc.(a)	(1,460)	(518,198)
Monolithic Power Systems, Inc.	(555)	(217,693)
RingCentral, Inc. - Class A(a)	(2,640)	(224,004)
United Microelectronics Corp. - Sponsored ADR(a)	(68,800)	(547,648)
		(1,930,615)

TOTAL COMMON STOCKS
(Proceeds $7,019,081)		(5,691,546)

EXCHANGE TRADED FUNDS (2.34%)
Invesco QQQ ™ Trust Series 1(a)	(2,800)	(877,100)
iShares® U.S. Medical Devices ETF(a)	(8,300)	(456,666)

TOTAL EXCHANGE TRADED FUNDS
(Proceeds $1,399,140)		(1,333,766)

TOTAL SECURITIES SOLD SHORT
(Proceeds $8,418,221)		$(7,025,312)

(a)	Non-income producing security.
(b)	Pledged security; a portion or all of the security is pledged as collateral for securities sold short, or borrowings. As of April 30, 2022, the aggregate value of those securities was $1,306,209, representing 2.29% of net assets. (See Note 1)
(c)	Security is exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of April 30, 2022, these securities had an aggregate value of $1,810,859 or 3.18% of net assets.
(d)	Restricted Security (See Note 1).
(e)	Includes cash which is being held as collateral for securities sold short.

For Fund compliance purposes, the Fund’s sector classifications refer to any one of the sector sub-classifications used by one or more widely recognized market indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease. Sectors are shown as a percent of net assets. These sector classifications are unaudited.

See Notes to the Financial Statements.

10	www.cloughglobal.com

Clough Global Long/Short Fund	Statement of Investments

April 30, 2022 (Unaudited)

CALL OPTIONS WRITTEN

Underlying Security	Counterparty	Expiration Date	Strike Price	Contracts	Notional Amount	Value
S&P 500® Index	Morgan Stanley	05/20/2022	$3,850	(11)	$4,545,123	$(42,680)
					$4,545,123	$(42,680)

See Notes to the Financial Statements.

Semi-Annual Report | April 30, 2022	11

Clough Global Long/Short Fund	Statement of Assets and Liabilities

April 30, 2022 (Unaudited)

ASSETS:

Investments, at value (Cost - see below)	$53,996,794
Deposit with broker for securities sold short	8,574,674
Dividends receivable	18,948
Interest receivable	58,348
Receivable for investments sold	5,796,131
Receivable for shares sold	214
Other assets	46,409
Due from Adviser	41,968
Total Assets	68,533,486

LIABILITIES:

Due to custodian	3,191,634
Securities sold short (Proceeds $8,418,221)	7,025,312
Written options, at value (Premiums received $100,408)	42,680
Payable for investments purchased	1,202,389
Payable for shares redeemed	9,345
Payable for total return swap contracts payments	3,528
Accrued distribution and service fees	4,058
Accrued legal expense	29,683
Accrued administration fee	15,033
Accrued trustees fee	14,222
Other payables and accrued expenses	53,318
Total Liabilities	11,591,202
Net Assets	$56,942,284
Cost of Investments	$55,592,420

COMPOSITION OF NET ASSETS:

Paid-in capital	$62,154,405
Distributable Earnings	(5,212,121)
Net Assets	$56,942,284
PRICING OF CLASS I SHARES:
Net Assets	$53,568,784
Shares outstanding of no par value, unlimited shares authorized	5,082,114
Net Asset Value, offering and redemption price per share	$10.54
PRICING OF INVESTOR CLASS SHARES:
Net Assets	$2,501,118
Shares outstanding of no par value, unlimited shares authorized	242,057
Net Asset Value, offering and redemption price per share	$10.33
PRICING OF CLASS A SHARES:
Net Assets	$227,553
Shares outstanding of no par value, unlimited shares authorized	22,018
Net Asset Value, offering and redemption price per share	$10.33
Maximum offering price per share (NAV/0.945), based on maximum sales charge of 5.50% of the offering price	$10.93
PRICING OF CLASS C SHARES:
Net Assets	$644,829
Shares outstanding of no par value, unlimited shares authorized	65,421
Net Asset Value, offering and redemption price per share	$9.86

See Notes to the Financial Statements.

12	www.cloughglobal.com

Clough Global Long/Short Fund	Statement of Operations

For the six months ended April 30, 2022 (Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $5,504)	$338,098
Interest Income	85,655
Total Income	423,753

EXPENSES:

Investment advisory fees	362,426
Distribution and shareholder service fees:
Investor Class	4,154
Class A	451
Class C	4,309
Administration fees	57,488
Trustees fees	67,375
Registration fees	25,922
Dividend expense - short sales	77,658
Custodian fees	3,784
Audit & Tax Services fees	1,700
Legal fees	89,048
Printing fees	6,566
Insurance fees	15,051
Transfer agent fees	16,759
Delegated transfer agent fees:
Class I	9,536
Investor Class	5
Class C	79
Other expenses	19,272
Total Expenses Before Waivers and/or Reimbursements	761,583
Less fees waived and/or reimbursed by Adviser:
Class I	(248,780)
Investor Class	(10,839)
Class A	(1,012)
Class C	(3,398)
Net Expenses	497,554
Net Investment Loss	(73,801)

NET REALIZED GAIN/(LOSS) ON:
Investment securities	(3,133,103)
Futures contracts	98,919
Securities sold short	(555,189)
Written options	223,745
Total return swap contracts	(93,889)
Foreign currency transactions	(12,129)
Net realized loss	(3,471,646)
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
Investment securities	(10,587,217)
Futures contracts	(149,470)
Securities sold short	1,456,443
Written options	(42,680)
Total return swap contracts	(576,420)
Translation of assets and liabilities denominated in foreign currencies	(92,918)
Net change in unrealized depreciation	(9,992,262)
Net realized and unrealized loss	(13,463,908)
Net Decrease in Net Assets from Operations	$(13,537,709)

See Notes to the Financial Statements.

Semi-Annual Report | April 30, 2022	13

Clough Global Long/Short Fund	Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021

OPERATIONS:

Net investment loss	$(73,801)	$(253,529)
Net realized gain/(loss)	(3,471,646)	10,849,548
Net change in unrealized appreciation/(depreciation)	(9,992,262)	2,093,139
Net Increase/(Decrease) in Net Assets From Operations	(13,537,709)	12,689,158

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From distributable earnings
Class I	(8,712,436)	(262,953)
Investor Class	(406,203)	(10,971)
Class A	(38,846)	(20,697)
Class C	(149,519)	(3,658)
Net Decrease in Net Assets from Distributions	(9,307,004)	(298,279)

CAPITAL SHARE TRANSACTIONS:
Class I
Proceeds from shares sold	20,683,787	41,686,463
Reinvestment of distributions to shareholders	5,047,695	132,610
Payments for shares redeemed	(27,986,919)	(24,318,092)
Net Increase/(Decrease) in Net Assets From Class I Capital Share Transactions	(2,255,437)	17,500,981

Investor Class
Proceeds from shares sold	124,495	943,017
Reinvestment of distributions to shareholders	406,203	10,971
Payments for shares redeemed	(60,919)	(1,065,214)
Net Increase/(Decrease) in Net Assets From Investor Class Capital Share Transactions	469,779	(111,226)

Class A
Proceeds from shares sold	–	67,961
Reinvestment of distributions to shareholders	34,749	20,617
Payments for shares redeemed, net of redemption fees	(5,974)	(5,196,635)
Net Increase/(Decrease) in Net Assets From Class A Capital Share Transactions	28,775	(5,108,057)

Class C
Proceeds from shares sold	3,000	114,132
Reinvestment of distributions to shareholders	149,519	3,658
Payments for shares redeemed	(258,680)	(302,078)
Net Decrease in Net Assets From Class C Capital Share Transactions	(106,161)	(184,288)

Total Increase/(Decrease) in Net Assets	$(24,707,757)	$24,488,289

NET ASSETS:
Beginning of period	81,650,042	57,161,753
End of period	$56,942,285	$81,650,042

See Notes to the Financial Statements.

14	www.cloughglobal.com

Clough Global Long/Short Fund – Class I	Financial Highlights

For a share outstanding throughout the periods indicated

	For the Six Months Ended April 30, 2022 (Unaudited)		For the Year Ended October 31, 2021	For the Year Ended October 31, 2020	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018	For the Year Ended October 31, 2017

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD	$15.05		$12.38	$11.38	$10.70	$11.03	$9.40
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(a)	(0.01)		(0.04)	0.03	(0.04)	(0.07)	(0.10)
Net realized and unrealized gain/(loss) on investments	(4.15)		2.77	0.97	0.72	(0.26)	1.73
Total from Investment Operations	(4.16)		2.73	1.00	0.68	(0.33)	1.63

DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income	(0.35)		(0.06)	–	–	–	–
Total Distributions to Common Shareholders	(0.35)		(0.06)	–	–	–	–
Net asset value - end of period	$10.54		$15.05	$12.38	$11.38	$10.70	$11.03

Total Investment Return - Net Asset Value(b)	(18.57)%		22.10%	8.79%	6.36%	(2.99)%	17.34%

RATIOS AND SUPPLEMENTAL DATA:
Net assets attributable to common shares, end of period (in 000s)	$53,569		$77,267	$48,932	$44,213	$52,684	$29,629
RATIOS TO AVERAGE NET ASSETS (including interest expense and dividend expense on securities sold short)
Operating expenses excluding fee waivers/reimbursements	2.29	%(c)	2.09%	2.39%	3.09%	2.85%	3.21%
Operating expenses including fee waivers/reimbursements	1.49	%(c)	1.37%	1.45%	2.14%	2.03%	1.96%
Net investment income/(loss) including fee waivers/reimbursements	(0.20	)%(c)	(0.30)%	0.28%	(0.38)%	(0.64)%	(0.96)%
RATIOS TO AVERAGE NET ASSETS (excluding interest expense and dividend expense on securities sold short)
Operating expenses excluding fee waivers/reimbursements	2.05	%(c)	1.97%	2.19%	2.52%	2.42%	2.85%
Operating expenses including fee waivers/reimbursements	1.25	%(c)	1.25%	1.25%	1.57%	1.60%	1.60%
Net investment income/(loss) including fee waivers/reimbursements	0.04	%(c)	(0.18)%	0.48%	0.19%	(0.21)%	(0.60)%
PORTFOLIO TURNOVER RATE(d)	145%		210%	253%	269%	156%	237%

(a)	Per share amounts are based upon average shares outstanding.
(b)	The total investment return would have been lower had certain expenses not been waived / reimbursed during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Annualized.
(d)	Portfolio turnover rate for periods less than one full year have not been annualized and is calculated at the Fund level.

See Notes to the Financial Statements.

Semi-Annual Report | April 30, 2022	15

Clough Global Long/Short Fund – Investor Class	Financial Highlights

For a share outstanding throughout the periods indicated

	For the Six Months Ended April 30, 2022 (Unaudited)		For the Year Ended October 31, 2021	For the Year Ended October 31, 2020	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018(a)		For the Year Ended October 31, 2017
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD	$14.80		$12.20	$11.24	$10.60	$10.96		$9.37
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(b)	(0.03)		(0.08)	0.00 (c)	(0.07)	(0.11)		(0.14)
Net realized and unrealized gain/(loss) on investments	(4.11)		2.74	0.96	0.71	(0.25)		1.73
Total from Investment Operations	(4.14)		2.66	0.96	0.64	(0.36)		1.59

DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income	(0.33)		(0.06)	–	–	–		–
Total Distributions to Common Shareholders	(0.33)		(0.06)	–	–	–		–
Net asset value - end of period	$10.33		$14.80	$12.20	$11.24	$10.60		$10.96

Total Investment Return - Net Asset Value(d)	(18.71)%		21.79%	8.54%	6.04%	(3.28)%		16.97	%(e)

RATIOS AND SUPPLEMENTAL DATA:
Net assets attributable to common shares, end of period (in 000s)	$2,501		$3,007	$2,602	$2,407	$2,776		$210

RATIOS TO AVERAGE NET ASSETS (including interest expense and dividend expense on securities sold short)
Operating expenses excluding fee waivers/reimbursements	2.57	%(f)	2.34%	2.63%	3.34%	3.14%		3.78%
Operating expenses including fee waivers/reimbursements	1.78	%(f)	1.63%	1.70%	2.40%	2.33	%(g)	2.29	%(g)
Net investment income/(loss) including fee waivers/reimbursements	(0.51	)%(f)	(0.55)%	0.04%	(0.64)%	(0.93)%		(1.36)%
RATIOS TO AVERAGE NET ASSETS (excluding interest expense and dividend expense on securities sold short)

Operating expenses excluding fee waivers/reimbursements	2.34	%(f)	2.22%	2.43%	2.77%	2.71%		3.38%
Operating expenses including fee waivers/reimbursements	1.55	%(f)	1.51%	1.50%	1.83%	1.90	%(g)	1.89	%(g)
Net investment income/(loss) including fee waivers/reimbursements	(0.28	)%(f)	(0.43)%	0.24%	(0.07)%	(0.50)%		(0.96)%

PORTFOLIO TURNOVER RATE(h)	145%		210%	253%	269%	156%		237%

(a)	On December 1, 2017, Class A was renamed Investor Class.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Less than $0.005 per share.
(d)	The total investment return would have been lower had certain expenses not been waived / reimbursed during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return does not reflect the effect of sales charge.
(e)	Total investment return does not reflect the effect of sales charge.
(f)	Annualized.
(g)	According to the Fund's shareholder services plan, any amount of such payment not paid during the Fund's fiscal year for such services activities shall be reimbursed to the Fund as soon as practical after the end of the fiscal year. Fees were reimbursed to the Fund during the year ended October 31, 2018 and the year ended October 31, 2017, in the amounts of 0.05% and 0.06%, respectively of average net assets of the share class.
(h)	Portfolio turnover rate for periods less than one full year have not been annualized and is calculated at the Fund level.

See Notes to the Financial Statements.

16	www.cloughglobal.com

Clough Global Long/Short Fund – Class A	Financial Highlights

For a share outstanding throughout the periods indicated

	For the Six Months Ended April 30, 2022 (Unaudited)		For the Year Ended October 31, 2021	For the Year Ended October 31, 2020	For the Year Ended October 31, 2019	For the Period June 29, 2018 (commencement) to October 31, 2018
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD	$14.81		$12.20	$11.24	$10.60	$11.84
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(a)	(0.03)		(0.07)	0.01	(0.04)	(0.02)
Net realized and unrealized gain/(loss) on investments	(4.12)		2.74	0.95	0.68	(1.22	)(b)
Total from Investment Operations	(4.15)		2.67	0.96	0.64	(1.24)

DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income	(0.33)		(0.06)	–	–	–
Total Distributions to Common Shareholders	(0.33)		(0.06)	–	–	–
Net asset value - end of period	$10.33		$14.81	$12.20	$11.24	$10.60

Total Investment Return - Net Asset Value(c)	(18.76)%		21.87%	8.54%	6.04%	(10.47)%

RATIOS AND SUPPLEMENTAL DATA:
Net assets attributable to common shares, end of period (in 000s)	$228		$291	$4,567	$2,822	$209

RATIOS TO AVERAGE NET ASSETS (including interest expense and dividend expense on securities sold short)
Operating expenses excluding fee waivers/reimbursements	2.62	%(d)	2.31%	2.60%	3.42%	2.91	%(d)(e)
Operating expenses including fee waivers/reimbursements	1.83	%(d)	1.65%	1.68%	2.30%	2.32	%(d)(e)
Net investment income/(loss) including fee waivers/reimbursements	(0.55	)%(d)	(0.50)%	0.04%	(0.32)%	(0.61	)%(d)(e)
RATIOS TO AVERAGE NET ASSETS (excluding interest expense and dividend expense on securities sold short)
Operating expenses excluding fee waivers/reimbursements	2.39	%(d)	2.18%	2.42%	2.97%	2.44	%(d)(e)
Operating expenses including fee waivers/reimbursements	1.60	%(d)	1.52%	1.50%	1.85%	1.85	%(d)(e)(f)
Net investment income/(loss) including fee waivers/reimbursements	(0.32	)%(d)	(0.37)%	0.22%	0.13%	(0.14	)%(d)(e)

PORTFOLIO TURNOVER RATE(g)	145%		210%	253%	269%	156%

(a)	Per share amounts are based upon average shares outstanding.
(b)	The per share amount varies from the net realized and unrealized gain/loss for the whole period because of the timing of sales of fund shares and per share amount of realized and unrealized gains and losses at such time.
(c)	Total investment return is for the period indicated and has not been annualized. The total investment return would have been lower had certain expenses not been waived / reimbursed during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return does not reflect the effect of sales charge.
(d)	Annualized.
(e)	Expense ratios before reductions for startup periods may not be representative of longer term operating periods.
(f)	According to the Fund's shareholder services plan, any amount of such payment not paid during the Fund's fiscal year for such services activities shall be reimbursed to the Fund as soon as practical after the end of the fiscal year. Fees were reimbursed to the Fund during the year ended October 31, 2018 in the amount of 0.10% of average net assets of the share class.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized and is calculated at the Fund level.

See Notes to the Financial Statements.

Semi-Annual Report | April 30, 2022	17

Clough Global Long/Short Fund – Class C	Financial Highlights

For a share outstanding throughout the periods indicated

	For the Six Months Ended April 30, 2022 (Unaudited)		For the Year Ended October 31, 2021	For the Year Ended October 31, 2020	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018	For the Year Ended October 31, 2017
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD	$14.24		$11.82	$10.97	$10.42	$10.84	$9.34
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)	(0.07)		(0.18)	(0.08)	(0.15)	(0.18)	(0.20)
Net realized and unrealized gain/(loss) on investments	(3.99)		2.64	0.93	0.70	(0.24)	1.70
Total from Investment Operations	(4.06)		2.46	0.85	0.55	(0.42)	1.50

DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income	(0.32)		(0.04)	–	–	–	–
Total Distributions to Common Shareholders	(0.32)		(0.04)	–	–	–	–
Net asset value - end of period	$9.86		$14.24	$11.82	$10.97	$10.42	$10.84

Total Investment Return - Net Asset Value(b)	(18.93)%		20.83%	7.75%	5.28%	(3.87)%	16.06%

RATIOS AND SUPPLEMENTAL DATA:
Net assets attributable to common shares, end of period (in 000s)	$645		$1,085	$1,061	$1,813	$3,562	$95

RATIOS TO AVERAGE NET ASSETS (including interest expense and dividend expense on securities sold short)
Operating expenses excluding fee waivers/reimbursements	3.26	%(c)	3.08%	3.42%	4.07%	3.79%	4.33%
Operating expenses including fee waivers/reimbursements	2.47	%(c)	2.37%	2.46%	3.17%	3.06%	2.97%
Net investment loss including fee waivers/reimbursements	(1.19	)%(c)	(1.28)%	(0.74)%	(1.44)%	(1.58)%	(2.03)%
RATIOS TO AVERAGE NET ASSETS (excluding interest expense and dividend expense on securities sold short)
Operating expenses excluding fee waivers/reimbursements	3.04	%(c)	2.96%	3.21%	3.48%	3.32%	3.96%
Operating expenses including fee waivers/reimbursements	2.25	%(c)	2.25%	2.25%	2.58%	2.59%	2.60%
Net investment loss including fee waivers/reimbursements	(0.97	)%(c)	(1.16)%	(0.53)%	(0.85)%	(1.11)%	(1.66)%

PORTFOLIO TURNOVER RATE(d)	145%		210%	253%	269%	156%	237%

(a)	Per share amounts are based upon average shares outstanding.
(b)	The total investment return would have been lower had certain expenses not been waived / reimbursed during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return does not reflect the effect of sales charge.
(c)	Annualized.
(d)	Portfolio turnover rate for periods less than one full year have not been annualized and is calculated at the Fund level.

See Notes to the Financial Statements.

18	www.cloughglobal.com

Clough Global Long/Short Fund	Notes to Financial Statements

April 30, 2022 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING AND OPERATING POLICIES

Clough Funds Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized under the laws of the state of Delaware on March 17, 2015. The Trust currently offers shares of beneficial interest (“shares”) of the Clough Global Long/Short Fund (the “Fund”). The Fund’s commencement date is September 30, 2015. The Fund is a diversified investment company with an investment objective to seek to provide long-term capital appreciation. The Fund currently offers four Classes of shares: Class I, Investor Class, Class A and Class C. Prior to December 1, 2017, Investor Class shares were named Class A shares. On June 29, 2018, a new Class A commenced operations. Each share class of the Fund represents an investment in the same portfolio of securities, but each share class has its own expense structure. As of April 30, 2022, approximately 34% of the Fund is owned by affiliated parties. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

The following is a summary of significant accounting policies followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance applicable to investment companies as codified in Accounting Standards Codification (“ASC”) Topic 946 – Investment Companies.

The net asset value (“NAV”) per share of the Fund is determined no less frequently than daily, on each day that the New York Stock Exchange (“NYSE” or the “Exchange”) is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Trading may take place in foreign issues held by the Fund at times when the Fund is not open for business. As a result, the Fund’s NAV may change at times when it is not possible to purchase or sell shares of the Fund.

Investment Valuation: Securities held by the Fund for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean of the bid and asked prices on such day. Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries market maker prices are used since they are the most representative of the daily trading activity. Market maker prices are usually the mean between the bid and ask prices. Certain markets are not closed at the time that the Fund prices its portfolio securities. In these situations, snapshot prices are provided by the individual pricing services or other alternate sources at the close of the NYSE as appropriate. Securities not traded on a particular day are valued at the mean between the last reported bid and the asked quotes, or the last sale price when appropriate; otherwise fair value will be determined by the Board-appointed fair valuation committee. Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or more pricing services or dealers at the mean between the latest available bid and asked prices. As authorized by the Board, debt securities (including short-term obligations that will mature in 60 days or less) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of securities or a matrix method which considers yield or price of comparable bonds provided by a pricing service. Total return swaps are priced based on valuations provided by a Board approved independent third party pricing agent. If a total return swap price cannot be obtained from an independent third party pricing agent the Fund shall seek to obtain a bid price from at least one independent and/or executing broker.

If the price of a security is unavailable in accordance with the aforementioned pricing procedures, or the price of a security is unreliable, e.g., due to the occurrence of a significant event, the security may be valued at its fair value determined by management pursuant to procedures adopted by the Board. For this purpose, fair value is the price that the Fund reasonably expects to receive on a current sale of the security. Due to the number of variables affecting the price of a security, however; it is possible that the fair value of a security may not accurately reflect the price that the Fund could actually receive on a sale of the security.

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Semi-Annual Report | April 30, 2022	19

Clough Global Long/Short Fund	Notes to Financial Statements

April 30, 2022 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used as of April 30, 2022, in valuing the Fund’s investments carried at value.

Clough Global Long/Short Fund

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$33,994,809	$–	$–	$33,994,809
Exchange Traded Funds	801,830	–	–	801,830
Warrants	451,990	–	–	451,990
Purchased Options	131,725	–	–	131,725
Corporate Bonds	–	6,413,117	–	6,413,117
Convertible Corporate Bonds	–	1,202,185	–	1,202,185
Government & Agency Obligations	–	9,218,535	–	9,218,535
Short-Term Investments	1,782,603	–	–	1,782,603
TOTAL	$37,162,957	$16,833,837	$–	$53,996,794

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Liabilities
Written Options	(42,680)	–	–	(42,680)
Securities Sold Short
Common Stocks	(5,691,546)	–	–	(5,691,546)
Exchange Traded Funds	(1,333,766)	–	–	(1,333,766)
TOTAL	$(7,067,992)	$–	$–	$(7,067,992)

*	For detailed sector descriptions, see the accompanying Statement of Investments. .

In the event a Board approved independent pricing service is unable to provide an evaluated price for a security or Clough Capital Partners L.P. (the “Adviser” or “Clough Capital”) believes the price provided is not reliable, securities of the Fund will be valued at fair value as described above. In these instances the Adviser may seek to find an alternative independent source, such as a broker/dealer to provide a price quote, or by using evaluated pricing models similar to the techniques and models used by the independent pricing service. These fair value measurement techniques may utilize unobservable inputs (Level 3).

On a monthly basis, the Fair Value Committee of the Fund meets and discusses securities that have been fair valued during the preceding month in accordance with the Fund’s Fair Value Procedures and reports quarterly to the Board on the results of those meetings.

For the six months ended April 30, 2022, the Fund did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Restricted Securities: Although the Fund will invest primarily in publicly traded securities, it may invest a portion of its assets (up to 15% of its value) in restricted securities. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act of 1933, as amended (the "Securities Act") or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration.

20	www.cloughglobal.com

Clough Global Long/Short Fund	Notes to Financial Statements

April 30, 2022 (Unaudited)

Restricted securities as of April 30, 2022 were as follows:

Fund	Security	% of Net Assets	Acquisition Date	Principal Amount	Cost	Value
Clough Global Long/Short Fund
	JDE Peet's NV	0.77%	3/8/2022	500,000	$464,598	$436,762
	Nationstar Mortgage Holdings, Inc.	0.78%	11/16/2021	500,000	500,000	444,428
	Nestle Holdings, Inc.	0.79%	3/7/2022	500,000	476,931	451,723
	Siemens Financieringsmaatschappij NV	0.84%	3/7/2022	500,000	487,796	477,946
Total		3.18%			$1,929,325	$1,810,859

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of the Fund are charged to the operations of such class.

Income Taxes: The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. As of and during the six months ended April 30, 2022, the Fund did not have a liability for any unrecognized tax benefits. The Fund plans to file U.S. Federal and various state and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Certain foreign countries impose a capital gains tax which is accrued by the Fund based on the unrealized appreciation, if any, on affected securities. Any accrual would reduce the Fund's NAV. The tax is paid when the gain is realized and is included in capital gains tax in the Statement of Operations.

Distributions to Shareholders: The Fund normally intends to pay dividends on an annual basis. Any net capital gains earned by the Fund are distributed annually. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Securities Transactions and Investment Income: Investment security transactions are accounted for on a trade date basis. Dividend income and dividend expense-short sales are recorded on the ex-dividend date. Certain dividend income from foreign securities will be recorded, in the exercise of reasonable diligence, as soon as a Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date and may be subject to withholding taxes in these jurisdictions. Interest income, which includes amortization of premium and accretion of discount, is recorded on the accrual basis. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis for both financial reporting and income tax purposes. All of the realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a foreign currency spot contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is reported with investment securities realized and unrealized gains and losses in the Fund’s Statement of Operations.

A foreign currency spot contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency spot contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing forward foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency spot contracts are reported in the Fund’s Statements of Assets and Liabilities as a receivable or a payable and in the Fund’s Statement of Operations with the change in unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies.

Semi-Annual Report | April 30, 2022	21

Clough Global Long/Short Fund	Notes to Financial Statements

April 30, 2022 (Unaudited)

These spot contracts are used by the broker to settle investments denominated in foreign currencies.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction, excluding investment securities. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

Exchange Traded Funds: The Fund may invest in exchange traded funds (“ETFs”), which are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors, but rather only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a fund investing in an ETF will indirectly bear those costs. Such funds will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the NAV of the ETF.

Short Sales: The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

The Fund's obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealer, usually cash, U.S. government securities or other liquid securities. The Fund will also be required to designate on its books and records similar collateral with its custodian to the extent, if any, necessary so that the aggregate collateral value is at all times at least equal to the current value of the security sold short. The cash amount is reported on the Statement of Assets and Liabilities as Deposit with broker for securities sold short which is held with one counterparty. The Fund is obligated to pay interest to the broker for any debit balance of the margin account relating to short sales. The interest incurred by the Fund, if any, is reported on the Statement of Operations as Interest expense – margin account. Interest amounts payable, if any, are reported on the Statement of Assets and Liabilities as Interest payable – margin account.

The Fund may also sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against-the-box). In a short sale against-the-box, the short seller is exposed to the risk of being forced to deliver stock that it holds to close the position if the borrowed stock is called in by the lender, which would cause gain or loss to be recognized on the delivered stock. The Fund expects normally to close its short sales against-the-box by delivering newly acquired stock. Since the Fund intends to hold securities sold short for the short term, these securities are excluded from the purchases and sales of investment securities in Note 4 and the Fund’s Portfolio Turnover in the Financial Highlights.

Derivative Instruments and Hedging Activities: The following discloses the Fund’s use of derivative instruments and hedging activities.

The Fund’s investment objective not only permits the Fund to purchase investment securities, it also allows the Fund to enter into various types of derivative contracts, including, but not limited to, forward foreign currency contracts, futures, options and swaps. The Fund may use derivatives, among other reasons, as part of the Fund’s investment strategy, to attempt to employ its currency strategies, to seek to hedge against foreign exchange risk, and to gain access to foreign markets.

Risk of Investing in Derivatives: The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease or hedge exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to its investment objective, but the additional risks from investing in derivatives. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

22	www.cloughglobal.com

Clough Global Long/Short Fund	Notes to Financial Statements

April 30, 2022 (Unaudited)

Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

Market Risk Factors: In addition, in pursuit of its investment objectives, the Fund may seek to use derivatives, which may increase or decrease exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Futures Contracts: The Fund may enter into futures contracts. A futures contract is an agreement to buy or sell a security or currency (or to deliver a final cash settlement price in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract) for a set price at a future date. If the Fund buys a security futures contract, the Fund enters into a contract to purchase the underlying security and is said to be "long" under the contract. If the Fund sells a security futures contact, the Fund enters into a contract to sell the underlying security and is said to be "short" under the contract. The price at which the contract trades (the "contract price") is determined by relative buying and selling interest on a regulated exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Such payables or receivables are recorded for financial statement purposes as variation margin payable or variation margin receivable by the Fund. The Fund pledges cash or liquid assets as collateral to satisfy the current obligations with respect to futures contracts.

The Fund enters into such transactions for hedging and other appropriate risk-management purposes or to increase return. While the Fund may enter into futures contracts for hedging purposes, the use of futures contracts might result in a poorer overall performance for the Fund than if it had not engaged in any such transactions. If, for example, the Fund had insufficient cash, it might have to sell a portion of its underlying portfolio of securities in order to meet daily variation margin requirements on its futures contracts or options on futures contracts at a time when it might be disadvantageous to do so. There may be an imperfect correlation between the Fund’s portfolio holdings and futures contracts entered into by the Fund, which may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss.

Futures contract transactions may result in losses substantially in excess of the variation margin. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in the Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures contract. Lack of a liquid market for any reason may prevent the Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, the Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.

Option Writing/Purchasing: The Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. The Fund is obligated to pay interest to the broker for any debit balance of the margin account relating to options. The Fund pledges cash or liquid assets as collateral to satisfy the current obligations with respect to written options. The interest incurred, if any, on the Fund is reported on the Statement of Operations as Interest expense – margin account. Interest amounts payable by the Fund, if any, are reported on the Statement of Assets and Liabilities as Interest payable – margin account.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is recorded as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund engaged in purchased and written options during the reporting six months ended April 30, 2022.

Semi-Annual Report | April 30, 2022	23

Clough Global Long/Short Fund	Notes to Financial Statements

April 30, 2022 (Unaudited)

Swaps: A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The Fund may utilize swap agreements as a means to gain exposure to certain assets and/or to “hedge” or protect the Fund from adverse movements in securities prices or interest rates. The Fund is subject to equity risk and interest rate risk in the normal course of pursuing its investment objective through investments in swap contracts. Swap agreements entail the risk that a party will default on its payment obligation to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period. A Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover the Fund’s exposure to the counterparty. The Fund pledges cash or liquid assets as collateral to satisfy the current obligations with respect to swap contracts.

During the six months ended April 30, 2022, the Fund invested in swap agreements consistent with the Fund’s investment strategies to seek to hedge against foreign exchange risk or to gain exposure to certain markets or indices.

The effect of derivatives instruments on the Fund’s Statement of Assets and Liabilities as of April 30, 2022:

	Asset Derivatives
Risk Exposure	Statements of Assets and Liabilities Location	Value
Written options	Written options, at value	$–
Equity Contracts (Purchased Options)	Investments, at value	$131,725
		$131,725

	Liability Derivatives
Risk Exposure	Statements of Assets and Liabilities Location	Value
Equity Contracts (Written Options)	Written Options, at value	$(42,680)
Total		$(42,680)

The effect of derivatives instruments on the Fund’s Statement of Operations for the six months ended April 30, 2022:

Risk Exposure	Statements of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income
Foreign Currency Contracts (Futures Contracts)	Net realized gain/(loss) on futures contracts/Net change in unrealized appreciation/(depreciation) on futures contracts	$98,919	$(149,470)
Equity Contracts (Purchased Options)	Net realized gain/(loss) on investment securities/Net change in unrealized appreciation/(depreciation) on investment securities	(908,877)	(141,855)
Equity Contracts (Written Options)	Net realized gain/(loss) on written options/Net change in unrealized appreciation/(depreciation) on written options	223,745	(42,680)
Equity Contracts (Total Return Swap Contracts)	Net realized gain/(loss) on total return swap contracts/Net change in unrealized appreciation/(depreciation) on total return swap contracts	(93,889)	(576,420)
Total		$(680,102)	$(910,425)

The average futures contracts notional amount during the six months ended April 30, 2022 is $0. The average total return swap contracts notional amount during the six months ended April 30, 2022 is $1,285,923. The average purchased option contracts notional amount during the six months ended April 30, 2022 is $28,783,304. The average written option contracts notional amount during the six months ended April 30, 2022 is $(4,511,673).

24	www.cloughglobal.com

Clough Global Long/Short Fund	Notes to Financial Statements

April 30, 2022 (Unaudited)

Certain derivative contracts are executed under either standardized netting agreements or, for exchange-traded derivatives, the relevant contracts for a particular exchange which contain enforceable netting provisions. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract.

Counterparty Risk: The Fund runs the risk that the issuer or guarantor of a fixed income security, the counterparty to an over-the-counter derivatives contract or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to make timely principal, interest, or settlement payments or otherwise honor its obligations. In addition, to the extent that the Fund uses over-the-counter derivatives, and/or has significant exposure to a single counterparty, this risk will be particularly pronounced for the Fund.

Other Risk Factors: Investing in the Fund may involve certain risks including, but not limited to, the following:

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Fund. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in NAV. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective. Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may result in the securities held by the Fund being subject to larger short-term declines in value compared to other types of investments.

The Fund may have elements of risk due to the investments in foreign issuers located in various countries outside the U.S. Such investments may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

An outbreak of Covid-19 respiratory disease caused by a novel coronavirus was first detected in late 2019 and subsequently spread globally in early 2020. The impact of the outbreak has been rapidly evolving, and cases of the virus have continued to be identified in most developed and emerging countries throughout the world. Many local, state, and national governments, as well as businesses, have reacted by instituting quarantines, border closures, restrictions on travel, and other measures designed to arrest the spread of the virus. The outbreak and public and private sector responses thereto have led to large portions of the populations of many nations working from home for indefinite periods of time, temporary or permanent layoffs, disruptions in supply chains, lack of availability of certain goods, and adversely impacted many industries. These circumstances are evolving, and further developments could result in additional disruptions and uncertainty. The impact of the coronavirus outbreak may last for an extended period of time and result in a substantial economic downturn. Pandemics, including the coronavirus outbreak, have resulted in a general decline in the global economy and negative effects on the performance of individual countries, industries, or sectors. Such negative impacts can be significant in unforeseen ways. Deteriorating economic fundamentals may in turn increase the risk of default or insolvency of particular companies, negatively impact market value, increase market volatility, cause credit spreads to widen, and reduce liquidity. All of these risks may have a material adverse effect on the performance and financial condition of the Fund’s investments, and on the overall performance of the Fund.

2. TAXES

Classification of Distributions: Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

The tax character of the distributions paid by the Fund during the period ended October 31, 2021 were as follows:

2021

Distributions paid from:
Ordinary Income	$298,279
Total	$298,279

Semi-Annual Report | April 30, 2022	25

Clough Global Long/Short Fund	Notes to Financial Statements

April 30, 2022 (Unaudited)

Tax Basis of Investments: Net unrealized appreciation/(depreciation) of investments based on federal tax costs as of April 30, 2022, was as follows:

Gross appreciation (excess of value over tax cost)	$2,912,851
Gross depreciation (excess of tax cost over value)	(3,588,483)
Net unrealized depreciation	$(675,632)
Cost of investments for income tax purposes	$56,123,061

The difference between book and tax basis unrealized appreciation is primarily attributable to wash sales, passive foreign investment companies, notional principal contracts and accelerated recognition of unrealized gain or loss on certain futures and options.

3. CAPITAL TRANSACTIONS

Common Shares: There is an unlimited number of shares of beneficial interest with no par value per share. Shares redeemed within 30 days of purchase may incur a 2.00% redemption fee deducted from the redemption amount.

	For the Six Months Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021
Class I:
Beginning of period	5,134,845	3,952,651
Shares sold	1,646,170	2,815,980
Distributions reinvested	413,068	9,293
Shares redeemed	(2,111,969)	(1,643,079)
Net increase (decrease) in shares outstanding	(52,731)	1,182,194
Shares outstanding, end of period	5,082,114	5,134,845
Investor Class:
Beginning of period	203,159	213,246
Shares sold	10,170	63,467
Distributions reinvested	33,851	780
Shares redeemed	(5,123)	(74,334)
Net increase (decrease) in shares outstanding	38,898	(10,087)
Shares outstanding, end of period	242,057	203,159
Class A:
Beginning of period	19,652	374,366
Shares sold	–	4,906
Distributions reinvested	2,895	1,465
Shares redeemed	(529)	(361,085)
Net increase (decrease) in shares outstanding	2,366	(354,714)
Shares outstanding, end of period	22,018	19,652
Class C:
Beginning of period	76,211	89,793
Shares sold	269	7,712
Distributions reinvested	13,025	268
Shares redeemed	(24,084)	(21,562)
Net decrease in shares outstanding	(10,790)	(13,582)
Shares outstanding, end of period	65,421	76,211

26	www.cloughglobal.com

Clough Global Long/Short Fund	Notes to Financial Statements

April 30, 2022 (Unaudited)

4. PORTFOLIO SECURITIES

Purchases and sales of investment securities, excluding securities sold short intended to be held for less than one year, short-term securities, and Long Term U.S. Government Obligations, for the six months ended April 30, 2022, are listed in the table below.

Fund	Cost of Investments Purchased	Proceeds From Investments Sold
Clough Global Long/Short Fund	$68,689,387	$89,550,892

Investment transactions in U.S. Government Obligations during the period ended April 30, 2022 were as follows:

Fund	Cost of Investments Purchased	Proceeds From Investments Sold
Clough Global Long/Short Fund	$20,647,309	$10,940,301

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement: Clough Capital serves as the Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Fund. As compensation for its services to the Fund, the Adviser receives an annual investment advisory fee, based on the Fund’s average daily net assets, which is paid monthly. The annualized rate of this fee is 1.10%.The Adviser has agreed contractually to limit the operating expenses of each class of the Fund (excluding Rule 12b-1 Distribution and Service Fees, Shareholder Services Fees, acquired fund fees and expenses, interest, taxes, brokerage costs and commissions, dividend and interest expense on short sales, and litigation, indemnification and extraordinary expenses as determined under generally accepted accounting principles) to an annual rate of 1.25% through February 28, 2022. The Adviser is permitted to recover, on a class-by-class basis, any fees waived and/or expenses reimbursed pursuant to the waiver agreement described above to the extent that such recovery does not cause total annual operating expenses to exceed the expense limitation in effect (i) at the time the fees and/or expenses to be recovered were waived and/or reimbursed and (ii) at the time of such recovery. The Adviser will not be entitled to recover any such waived or reimbursed fees and expenses more than three years after the end of the fiscal year in which the fees were waived or expenses were reimbursed. The Adviser may not terminate this waiver arrangement without the approval of the Fund’s Board.

As of April 30, 2022, the balances of future recoupable expenses were as follows:

	Expires in 2022	Expires in 2023	Expires in 2024	Expires in 2025	Total
Class I	$(432,912)	$(419,823)	$(510,504)	$(258,320)	$(1,621,559)
Investor Class	$(24,344)	$(22,841)	$(21,566)	$(11,458)	$(80,209)
Class A	$(12,710)	$(30,639)	$(16,521)	$(1,069)	$(60,939)
Class C	$(26,750)	$(12,166)	$(9,072)	$(3,567)	$(51,555)

Administration Agreement: The Fund currently employs ALPS Fund Services, Inc. (“ALPS”) under an administration agreement to provide certain administrative services to the Fund. As compensation for its services to the Fund, ALPS receives an annual administration fee accrued daily, paid monthly.

Transfer Agency and Service Agreement: ALPS, pursuant to a Transfer Agency and Service Agreement, serves as transfer agent for the Fund.

Distribution and Shareholder Services Plan: The Fund has adopted a separate plan of distribution for Investor Class, Class A and Class C shares, pursuant to Rule 12b-1 under the 1940 Act (each, a “Plan” and collectively, the “Plans”). ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”) serves as the Fund’s distributor.

The Plans allow the Fund, as applicable, to use Investor Class, Class A and Class C assets to pay fees in connection with the distribution and marketing of Investor Class, Class A and Class C shares and/or the provision of ongoing servicing for the benefit of shareholders. Each Plan permits payment for services in connection with the administration of plans or programs that use Investor Class, Class A and/or Class C shares of the Fund as their funding medium and for related expenses.

The Plans permit the Fund to make total payments at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its Investor Class and Class A shares, and 1.00% of the Fund’s average daily net assets attributable to its Class C shares. Because these fees are paid out of the Fund’s Investor Class, Class A and Class C shares, respectively, on an ongoing basis, over time they will increase the cost of an investment in Investor Class, Class A and Class C shares. For example, the Class C Plan fees may cost an investor more than the Investor Class and Class A Plan sales charges over time.

Semi-Annual Report | April 30, 2022	27

Clough Global Long/Short Fund	Notes to Financial Statements

April 30, 2022 (Unaudited)

Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to financial intermediaries, as compensation for distribution and/or the provision of on-going servicing for the benefit of shareholders performed by such financial intermediaries for their customers who are investors in the Fund. Financial intermediaries may from time to time be required to meet certain additional criteria in order to continue to receive 12b-1 fees. For Class C shares, the Distributor is entitled to retain all fees paid under the Plan for the first 12 months on any investment in Class C Shares to recoup the expenses with respect to the payment of commissions on sales of Class C Shares. Financial intermediaries will become eligible for Class C Plan compensation beginning in the 13th month following the purchase of Class C Shares, although the Distributor may, pursuant to a written agreement between the Distributor and a particular financial intermediary, pay such financial intermediary 12b-1 fees prior to the 13th month following the purchase of Class C Shares. The Distributor may retain some or all compensation payable pursuant to the Plans under certain circumstances, such as when a financial intermediary is removed as the broker of record or a financial intermediary fails to meet certain qualification standards to be eligible to continue to be the broker of record.

Shareholder Services Plan for Investor Class and Class A Shares: The Fund has adopted a non-12b-1 shareholder services plan (the “Services Plan”) with respect to the Fund’s Investor Class and Class A shares. Under the Services Plan, the Fund is authorized to pay financial intermediaries an aggregate fee in an amount not to exceed on an annual basis 0.10% of the average daily net asset value of the Investor Class and Class A shares of the Fund attributable to or held in the name of the financial intermediary for its clients as compensation for maintaining customer accounts that hold Fund shares. These activities may include, but are not limited to, establishing and maintaining Fund shareholder accounts on a transaction processing and record keeping system, providing Fund shareholders with the ability to access current Fund information, including without limitation, share balances, dividend information and transaction history, and permitting the Fund’s transfer agent to receive order instructions from or on behalf of Fund shareholders for the purchase or redemption of Shares. None of these activities include distribution services. Any amount of the Services Plan fees not paid during the Fund’s fiscal year for such servicing shall be reimbursed to the Fund.

6. AFFILIATED TRANSACTIONS

The Fund may engage in cross trades with an affiliate pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser. The Board previously adopted procedures that apply to transactions from or to another registered investment company, or any account which is considered an affiliated account by reason of having a common investment adviser. At its regularly scheduled meetings, the Board reviews such transactions as of the most current calendar quarter for compliance with the requirements set forth in Rule 17a-7 and the Fund’s procedures. The procedures require that the transactions be a purchase or sale for no consideration other than cash payment or cash credit (to be used to purchase shares of the fund involved) against prompt delivery of a security for which market quotations are readily available, and be consistent with the investment policies of the Fund. During the six months ended April 30, 2022 the Fund did not engage in cross trades.

7. INDEMNIFICATION

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

28	www.cloughglobal.com

Clough Global Long/Short Fund	Additional Information

April 30, 2022 (Unaudited)

FUND PROXY VOTING POLICIES & PROCEDURES

The Fund’s policies and procedures used in determining how to vote proxies relating to portfolio securities are available on the Fund’s website at http://www.cloughglobal.com. Information regarding how the Fund voted proxies relating to portfolio securities held by the Fund for the period ended June 30, are available without charge, upon request, by contacting the Fund at 1-855-425-6844 and on the Commission’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Commission for each fiscal quarter on Form N-PORT within 60 days after the end of the period. Copies of the Fund’s Form N-PORT are available without a charge, upon request, by contacting the Fund at 1-855-425-6844 and on the Commission’s website at http://www.sec.gov.

Semi-Annual Report | April 30, 2022	29

Clough Global Long/Short Fund	Investment Advisor Agreement Approval

April 30, 2022 (Unaudited)

At an in-person meeting of the Board held on April 13, 2022, the Trustees of Clough Funds Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), voted to approve the continuation of the current Management Agreement (the “Management Agreement”) with Clough Capital Partners L.P. (the “Adviser”) with respect to the Clough Global Long/Short Fund (the “Fund”). In voting such approval, the Board took into account various sources of information, considerations and conclusions, as summarized below.

Management Agreement Approval Process

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of directors or trustees, including a majority of those directors or trustees who are not “interested persons” of the mutual fund, as defined in the 1940 Act, initially approve, and after an initial term not exceeding two years, annually review and consider the continuation of, the mutual fund’s investment advisory agreement. The Board reviewed information relating to the Fund and the Adviser that was prepared in response to specific inquiries made on behalf of the Independent Trustees to assist them in their consideration of the continuation of the Management Agreement. This information included, among other things, information about: the Adviser’s organization, operations and personnel; the services provided to the Fund by the Adviser; the Adviser’s portfolio management, trading and compliance practices; and the level of the advisory fee and the total expense ratio of the Fund relative to a peer group of comparable funds investing in broad selection of global equity securities using long/short investment strategies, as detailed in a comparative analysis prepared by an independent data provider. As part of its consideration process, the Board received presentations from representatives of the Adviser regarding the Fund and its investment strategy, and reviewed the Fund’s investment performance in comparison to the performance of benchmark indices and other similarly managed funds. The Independent Trustees of the Board also met in executive session separately from Fund management and the interested Trustees to consider the information provided and to confer with independent legal counsel regarding their responsibilities under relevant laws and regulations.

Nature, Quality and Extent of Services

In evaluating the nature, quality and extent of services provided by the Adviser to the Fund, the Board reviewed information relating to the Adviser’s operations and personnel, including: its organizational and management structure; the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund; the portfolio management and trading practices employed in managing the Fund; the Adviser’s financial condition and devotion of resources necessary to provide the services required under the Management Agreement and otherwise support the Fund. In particular, the Board noted that the Adviser has an appropriate level of financial and human resources, including a portfolio management team with experience managing global long-short portfolios, and has dedicated resources to, among other things, regulatory compliance, cybersecurity, business continuity planning, and risk management processes with respect to the Fund. The Board noted the Adviser’s implementation of its business continuity plan in response to the COVID-19 pandemic and its success in continuously providing services to the Fund notwithstanding the disruptions caused by the pandemic.

The Board also compared the Fund’s investment performance over various periods to benchmark indices and a peer group of comparable long-short equity funds selected by an independent data provider. The Board noted that the Fund had underperformed its peer group during the one-year and three-year periods ended February 28, 2022, and outperformed its peer group for the five-year period ended February 28, 2022. With respect to longer-term performance, the Board noted that the Fund’s return of 6.01% exceeded the peer group’s median average annual net total return of 5.86%. For the one- and three-year periods, the Board observed that the peer group medians of 7.70% and 7.85% exceeded the Fund’s performance of -12.60% and 5.72%, respectively.

Based upon these and other relevant factors, the Board concluded that the Adviser had provided and could reasonably be expected to continue to provide an appropriate level of service to effectively perform the duties required of it under the Management Agreement and that the Adviser’s personnel are qualified to manage the Fund’s assets in accordance with its stated investment objectives and policies.

Fees and Expenses

In considering the fee payable to the Adviser under the Management Agreement, the Board reviewed comparative information presented in the report of an independent data provider relating to the actual and contractual fee level and total expense ratio of the Fund relative to a peer group of comparable long-short equity funds. In this regard, the Board considered that the gross advisory fee payable by funds in the peer group ranged from 0.800% to 1.500%, with a median of 1.250%, and that the Fund’s gross advisory fee was 1.100% for the fiscal year ended October 31, 2021. The Board also considered that the net total expense ratio for the peer group, excluding investment related expenses, ranged from 1.250% to 2.151%, with a median of 1.602%, and that the Fund’s net total expense ratio, excluding investment related expenses, was 1.250% for the fiscal year ended October 31, 2021 after giving effect to a contractual limit on Fund operating expenses. The Board also requested and reviewed information regarding the fees charged by the Adviser to the other registered funds and institutional separate accounts it manages.

In reviewing Fund expense levels, the Board noted that during the one-year period ended February 28, 2022 the Adviser had waived a portion of its advisory fees for the purpose of maintaining a limit on total operating expenses, and that the Adviser had proposed to continue waiving advisory fees, if necessary, for each share class of the Fund for a period of at least one year from the date of the Fund’s prospectus, subject to potential recapture under certain conditions. The Board considered that the Adviser had agreed to extend the contractual limit on total operating expenses established at an annual rate of 1.25% through February 28, 2023 (excluding Rule 12b-1 fees, shareholder services fees, acquired fund fees and expenses, interest, taxes, brokerage costs and commissions, dividend and interest expense on short sales, and litigation, indemnification and extraordinary expenses as determined under generally accepted accounting principles).

30	www.cloughglobal.com

Clough Global Long/Short Fund	Investment Advisor Agreement Approval

April 30, 2022 (Unaudited)

On the basis of the information provided, the Board concluded that the advisory fee was reasonable in light of the nature, quality and extent of services provided by the Adviser.

Profitability

In considering the fees payable under the Management Agreement, the Board reviewed information regarding the Adviser’s costs to provide investment management and related services to the Fund and the estimated profitability to the Adviser from all services provided to the Fund. In its evaluation, the Board considered the Adviser’s representation that the level of its estimated profitability was reasonable based on the Adviser’s costs in delivering such services. The Board also considered that the actual profitability of the Fund to the Adviser would depend on the growth of assets under management over time, after giving effect to the Adviser’s agreement to maintain a limit on total expenses for a period of at least one year from the date of the Fund’s prospectus. Based on these considerations, the Board concluded that the profits expected to be realized by the Adviser as a result of the continuation of the Management Agreement would not be excessive.

Economies of Scale

In reviewing the Fund’s advisory fee, the Board considered the extent to which the Adviser, on the one hand, and the Fund, on the other hand, can expect to benefit from economies of scale in the event the assets of the Fund increase over time. In considering the potential to realize benefits from economies of scale, the Board reviewed the Fund’s advisory fee in comparison to comparable peer funds as well as the Fund’s expense ratio after giving effect to the Adviser’s agreement to limit total expenses for a period of one year from the date of the Fund’s prospectus. On the basis of the foregoing, and in light of the Fund’s current and expected asset levels, the Board concluded that the structure of the advisory fee is appropriate and that fee breakpoints are not required at this time. The Board noted, however, that it would review future growth in Fund assets and the appropriateness of breakpoints as part of future annual reviews of the Management Agreement.

Other Benefits

The Board considered other potential benefits to be derived by the Adviser from its relationship with the Fund, as well as any additional benefits which may be derived by the Fund as a result of its association with the Adviser.

Continuation of Agreement

Based on its review of the information provided, and such other factors and conclusions as the Board deemed relevant, the Board, including a majority of the Independent Trustees, concluded that maintaining the Management Agreement with the Adviser is in the best interests of the Fund and voted to approve its continuation. In reaching this determination, the Board did not assign relative weights to any factors or conclusions taken into account nor did it deem any one or group of such factors or conclusions to be determinative in isolation.

Semi-Annual Report | April 30, 2022	31

2022

SEMI-ANNUAL

REPORT

Must be accompanied or preceded by a prospectus.

ALPS Portfolio Solutions Distributor, Inc. is the distributor for the Clough Global Long/Short Fund.

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable to this report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K, or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this report and have concluded that the registrant’s disclosure controls and procedures were effective as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to registrant.

Item 13.	Exhibits.

(a)(1)	Not applicable to this report.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.Cert.

(a)(3)	None.

(a)(4)	None.

(b)	The certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLOUGH FUNDS TRUST

By:	/s/ Dawn Cotten
Dawn Cotten
President/Principal Executive Officer

Date:	July 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

CLOUGH FUNDS TRUST

By:	/s/ Dawn Cotten
Dawn Cotten
President/Principal Executive Officer

Date:	July 7, 2022

By:	/s/ Ryan Johanson
Ryan Johanson
Treasurer/Principal Financial Officer

Date:	July 7, 2022